Supplementary Financial Information	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Supplementary Financial Information [Abstract]
SUPPLEMENTARY FINANCIAL INFORMATION

11.   SUPPLEMENTARY FINANCIAL INFORMATION

Major Customers

Revenues from TCEH represented 25% and 26% of our total operating revenues for the three months ended September 30, 2016 and 2015, respectively and 24% and 25% for the nine months ended September 30, 2016 and 2015, respectively.  Revenues from REP subsidiaries of a nonaffiliated entity collectively represented 19% and 18% of our total operating revenues for the three months ended September 30, 2016 and 2015, respectively, and 17% of our total operating revenues for each of the nine-month periods ended September 30, 2016 and 2015.  No other customer represented 10% or more of our total operating revenues.

Other Income and (Deductions)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015

Accretion of fair value adjustment (discount) to regulatory assets due to purchase accounting	$-	$1	$1	$5
Professional fees	(3)	(7)	(11)	(14)
Non-recoverable pension and OPEB (Note 9)	-	(2)	(1)	(6)
Other	-	(1)	-	(2)
Total other income and (deductions) - net	$(3)	$(9)	$(11)	$(17)

Interest Expense and Related Charges

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015

Interest expense	$86	$85	$256	$251
Amortization of debt issuance costs and discounts	1	-	2	2
Allowance for funds used during construction – capitalized interest portion	(2)	(1)	(6)	(3)
Total interest expense and related charges	$85	$84	$252	$250

Restricted Cash

Restricted cash at September 30, 2016 was zero as a result of the maturity and payment in full of the 2004 Series transition bonds in May 2016.  Restricted cash reported on our balance sheet at December 31, 2015 related to the transition bonds.

Trade Accounts and Other Receivables

Trade accounts and other receivables reported on our balance sheet consisted of the following:

	At September 30,	At December 31,
	2016	2015

Gross trade accounts and other receivables - net	$600	$509
Trade accounts and other receivables from affiliates - net	(146)	(118)
Allowance for uncollectible accounts	(4)	(3)
Trade accounts receivable from nonaffiliates – net	$450	$388

At September 30, 2016 and December 31, 2015, REP subsidiaries of a nonaffiliated entity, collectively represented approximately 17% and 13% of the nonaffiliated trade accounts receivable amount, respectively.

Under a PUCT rule relating to the Certification of Retail Electric Providers, write-offs of uncollectible amounts owed by REPs are deferred as a regulatory asset.  Due to commitments made to the PUCT in 2007, we are not allowed to recover bad debt expense, or certain other costs and expenses, from ratepayers in the event of a default or bankruptcy by an affiliate REP.

Investments and Other Property

Investments and other property reported on our balance sheet consisted of the following:

	At September 30,	At December 31,
	2016	2015

Assets related to employee benefit plans, including employee savings programs	$98	$94
Land and other investments	4	3
Total investments and other property	$102	$97

Property, Plant and Equipment

Property, plant and equipment reported on our balance sheet consisted of the following:

	At September 30,	At December 31,
	2016	2015

Total assets in service	$19,719	$19,072
Less accumulated depreciation	6,758	6,479
Net of accumulated depreciation	12,961	12,593
Construction work in progress	641	416
Held for future use	15	15
Property, plant and equipment – net	$13,617	$13,024

Intangible Assets

Intangible assets (other than goodwill) reported on our balance sheet consisted of the following:

	At September 30, 2016			At December 31, 2015
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net

Identifiable intangible assets subject to amortization included in property, plant and equipment:
Land easements	$480	$94	$386	$467	$91	$376
Capitalized software	454	312	142	435	269	166
Total	$934	$406	$528	$902	$360	$542

Aggregate amortization expense for intangible assets totaled $14 million and $16 million for the three-month periods ended September 30, 2016 and 2015, respectively, and $46 million and $48 million for the nine-month periods ended September 30, 2016 and 2015, respectively.  The estimated aggregate amortization expense for each of the next five fiscal years is as follows:

Year	Amortization Expense
2016	$61
2017	54
2018	48
2019	45
2020	44

At both September 30, 2016 and December 31, 2015, goodwill totaling $4.1 billion was reported on our balance sheet.  None of this goodwill is being deducted for tax purposes.

Employee Benefit Obligations and Other

Employee benefit obligations and other reported on our balance sheet consisted of the following:

	At September 30,	At December 31,
	2016	2015

Retirement plans and other employee benefits	$2,021	$1,985
Uncertain tax positions (including accrued interest)	3	3
Investment tax credits	13	15
Other	66	60
Total employee benefit obligations and other	$2,103	$2,063

Supplemental Cash Flow Information

	Nine Months Ended September 30,
	2016	2015

Cash payments (receipts) related to:
Interest	$266	$277
Capitalized interest	(6)	(3)
Interest (net of amounts capitalized)	$260	$274
Amount in lieu of income taxes (a):
Federal	-	49
State	20	24
Total amount in lieu of income taxes	$20	$73
Noncash construction expenditures (b)	$104	$60

_____________

(a)	See Note 10 for income tax related detail.
(b)	Represents end-of-period accruals.

13.   SUPPLEMENTARY FINANCIAL INFORMATION

Variable Interest Entities

We are the primary beneficiary and consolidate a wholly-owned VIE, Bondco, which was organized for the limited purpose of issuing specific transition bonds and purchasing and owning transition property acquired from us that is pledged as collateral to secure the bonds.  We act as the servicer for this entity to collect transition charges authorized by the PUCT.  These funds are remitted to the trustee and used for interest and principal payments on the transition bonds and related costs.

The material assets and liabilities of Bondco are presented separately on the face of our Consolidated Balance Sheet because the assets are restricted and can only be used to settle the obligations of Bondco, and Bondco’s creditors do not have recourse to our general credit or assets.

Our maximum exposure does not exceed our equity investment in Bondco, which was $14 million and $16 million at December 31, 2015 and 2014, respectively.  We did not provide any financial support to Bondco during the years ended December 31, 2015 and 2014.

Major Customers

Revenues from TCEH represented 25%,  25% and 27% of our total operating revenues for the years ended December 31, 2015, 2014 and 2013, respectively.  Revenues from REP subsidiaries of a nonaffiliated entity, collectively represented 17%,  16% and 15% of total operating revenues for each of the years ended December 31, 2015, 2014 and 2013, respectively.  No other customer represented 10% or more of our total operating revenues.

Other Income and Deductions

	Year Ended December 31,
	2015	2014	2013

Other income:
Accretion of fair value adjustment (discount) to regulatory assets due to purchase accounting	$5	$12	$17
Net gain on sale of other properties and investments	1	1	1
Total other income	$6	$13	$18
Other deductions:
Professional fees	$19	$14	$10
Non-recoverable pension (Note 10) and other	9	1	5
Total other deductions	$28	$15	$15

Interest Expense and Related Charges

	Year Ended December 31,
	2015	2014	2013

Interest expense	$335	$355	$360
Amortization of debt issuance costs and discounts	3	3	21
Allowance for funds used during construction – capitalized interest portion	(5)	(5)	(10)
Total interest expense and related charges	$333	$353	$371

Restricted Cash

Restricted cash amounts reported on our balance sheet consisted of the following:

	At December 31, 2015		At December 31, 2014
	Current Assets	Noncurrent Assets	Current Assets	Noncurrent Assets

Customer collections related to transition bonds used only to service debt and pay expenses	$22	$-	$56	$-
Reserve for fees associated with transition bonds	10	-	-	10
Reserve for shortfalls of transition bond charges	6	-	-	6
Total restricted cash	$38	$-	$56	$16

Trade Accounts and Other Receivables

Trade accounts and other receivables reported on our balance sheet consisted of the following:

	At December 31,
	2015	2014

Gross trade accounts and other receivables	$509	$528
Trade accounts and other receivables from TCEH	(118)	(118)
Allowance for uncollectible accounts	(3)	(3)
Trade accounts receivable from nonaffiliates – net	$388	$407

At December 31, 2015 and 2014, REP subsidiaries of a nonaffiliated entity collectively represented approximately 13% and 12%, respectively, of the nonaffiliated trade accounts receivable amount.

Under a PUCT rule relating to the Certification of Retail Electric Providers, write-offs of uncollectible amounts owed by REPs are deferred as a regulatory asset.  Due to commitments made to the PUCT in 2007, we are not allowed to recover bad debt expense, or certain other costs and expenses, from ratepayers in the event of a default or bankruptcy by an affiliate REP.

Investments and Other Property

Investments and other property reported on our balance sheet consisted of the following:

	At December 31,
	2015	2014

Assets related to employee benefit plans, including employee savings programs	$94	$94
Land	3	3
Total investments and other property	$97	$97

The majority of these assets represent cash surrender values of life insurance policies that are purchased to fund liabilities under deferred compensation plans.  At December 31, 2015 and 2014, the face amount of these policies totaled $155 million and $167 million, respectively, and the net cash surrender values (determined using a Level 2 valuation technique) totaled $76 million and $76 million, respectively.  Changes in cash surrender value are netted against premiums paid.  Other investment assets held to satisfy deferred compensation liabilities are recorded at market value.

Property, Plant and Equipment

Property, plant and equipment reported on our balance sheet consisted of the following:

	Composite Depreciation Rate/	At December 31,
	Avg. Life at December 31, 2015	2015	2014

Assets in service:
Distribution	4.1% / 24.7 years	$10,861	$10,423
Transmission	2.8% / 35.5 years	7,209	6,861
Other assets	9.0% / 11.1 years	1,002	954
Total		19,072	18,238
Less accumulated depreciation		6,479	6,125
Net of accumulated depreciation		12,593	12,113
Construction work in progress		416	335
Held for future use		15	15
Property, plant and equipment – net		$13,024	$12,463

Depreciation expense as a percent of average depreciable property approximated 3.6%,  3.6% and 3.7% for the years ended December 31, 2015, 2014 and 2013, respectively.

Intangible Assets

Intangible assets (other than goodwill) reported on our balance sheet consisted of the following:

	At December 31, 2015			At December 31, 2014
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net
Identifiable intangible assets subject to amortization included in property, plant and equipment:
Land easements	$467	$91	$376	$463	$86	$377
Capitalized software	435	269	166	433	242	191
Total	$902	$360	$542	$896	$328	$568

Aggregate amortization expense for intangible assets totaled $64 million,  $58 million and $53 million for each of the years ended December 31, 2015, 2014 and 2013, respectively.  At December 31, 2015, the weighted average remaining useful lives of capitalized land easements and software were 84 years and 3 years, respectively.  The estimated aggregate amortization expense for each of the next five fiscal years is as follows:

Year	Amortization Expense

2016	$60
2017	51
2018	46
2019	43
2020	42

At both December 31, 2015 and 2014, goodwill totaling $4.1 billion was reported on our balance sheet.  None of this goodwill is being deducted for tax purposes.  See Note 1 regarding goodwill impairment assessment and testing.

Employee Benefit Obligations and Other

Employee benefit obligations and other reported on our balance sheet consisted of the following:

	At December 31,
	2015	2014

Retirement plans and other employee benefits	$1,985	$1,894
Uncertain tax positions (including accrued interest)	3	2
Amount payable related to income taxes	-	17
Investment tax credits	15	17
Other	60	59
Total other noncurrent liabilities and deferred credits	$2,063	$1,989

Supplemental Cash Flow Information

	Year Ended December 31,
	2015	2014	2013

Cash payments (receipts) related to:
Interest	$346	$356	$361
Capitalized interest	(5)	(5)	(10)
Interest (net of amounts capitalized)	$341	$351	$351
Amount in lieu of income taxes:
Federal	$135	$269	$89
State	43	22	12
Total amount in lieu of income taxes	$178	$291	$101
SARs exercise	$-	$-	$4
Noncash construction expenditures (a)	$56	$82	$84

______________

(a)Represents end-of-period accruals.

Quarterly Information (unaudited)

Results of operations by quarter for the years ended December 31, 2015 and 2014 are summarized below.  In our opinion, all adjustments (consisting of normal recurring accruals) necessary for a fair statement of such amounts have been made.  Quarterly results are not necessarily indicative of a full year’s operations because of seasonal and other factors.

2015	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Operating revenues	$946	$938	$1,072	$922
Operating income	180	186	253	160
Net income	98	98	163	73

2014	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Operating revenues	$917	$912	$1,054	$939
Operating income	191	183	247	179
Net income	104	94	158	94